Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The table below reconciles net assets available for benefits per the financial statements to the Form 5500.

(In millions)	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$1,496.8	$1,363.6
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(2.8)	(5.3)
Net assets available for benefits per the Form 5500	$1,494.0	$1,358.3

The table below reconciles net increase (decrease) in net assets available for benefits per the financial statements to the Form 5500.

(In millions)	2025
Net increase in net assets available for benefits per the financial statements	$133.2
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	2.5
Net increase in net assets available for benefits per the Form 5500	$135.7